EQUITY - Movement in issued and outstanding share capital (Details)	6 Months Ended
	Jun. 30, 2024 shares Options	Jun. 30, 2023 Options
EQUITY
Number of shares, beginning balance	47,894,688
Issuance of Ordinary shares	115,174
Vested	41,775
Exercise of options into Ordinary shares | Options	271,036	23,126
Number of shares, ending balance	48,322,673